Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company leases out offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. The Company does not recognize ROU assets and lease obligations for short-term leases.
On May 1, 2021, the Company signed an agreement to lease certain commercial space in Guam for a monthly rent of $37 thousand with two months free rent, and fourteen-month term from June 1, 2021 to July 31, 2022, with options to extend for an additional three one-year periods. The lease agreement was entered based on plans to operate in Guam as an additional spaceport for satellite launch services. As of December 31, 2021, the Company recorded $1.5 million of ROU asset and lease obligation related to this warehouse lease in Guam.
The components of lease expense related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Lease Cost:
Operating lease expense	$2,952	$2,735
Short-term lease expense	3,625	3,358
Finance lease cost:
Amortization of right-of-use assets	259	237
Interest on lease obligations	24	21
Total finance lease cost	283	258
Total lease cost	$6,860	$6,351
The components of supplemental cash flow information related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$2,787	$2,273
Operating cash flows for finance leases	$24	$21
Financing cash flows for finance leases	$257	$243
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,632	$—
Finance leases	$53	$139
Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2
Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.4%	5.1%
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Finance leases
Long-term right-of-use assets	$252	$457
Short-term finance lease liabilities	258	253
Long-term finance lease liabilities	79	286
Total finance lease liabilities	$337	$539
Operating leases
Long-term right-of-use assets	$14,433	$14,009
Short-term operating lease liabilities	1,384	901
Long-term operating lease liabilities	13,999	13,893
Total operating lease liabilities	$15,383	$14,794

Leases	Leases
The Company leases out offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. The Company does not recognize ROU assets and lease obligations for short-term leases.
On May 1, 2021, the Company signed an agreement to lease certain commercial space in Guam for a monthly rent of $37 thousand with two months free rent, and fourteen-month term from June 1, 2021 to July 31, 2022, with options to extend for an additional three one-year periods. The lease agreement was entered based on plans to operate in Guam as an additional spaceport for satellite launch services. As of December 31, 2021, the Company recorded $1.5 million of ROU asset and lease obligation related to this warehouse lease in Guam.
The components of lease expense related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Lease Cost:
Operating lease expense	$2,952	$2,735
Short-term lease expense	3,625	3,358
Finance lease cost:
Amortization of right-of-use assets	259	237
Interest on lease obligations	24	21
Total finance lease cost	283	258
Total lease cost	$6,860	$6,351
The components of supplemental cash flow information related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$2,787	$2,273
Operating cash flows for finance leases	$24	$21
Financing cash flows for finance leases	$257	$243
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,632	$—
Finance leases	$53	$139
Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2
Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.4%	5.1%
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Finance leases
Long-term right-of-use assets	$252	$457
Short-term finance lease liabilities	258	253
Long-term finance lease liabilities	79	286
Total finance lease liabilities	$337	$539
Operating leases
Long-term right-of-use assets	$14,433	$14,009
Short-term operating lease liabilities	1,384	901
Long-term operating lease liabilities	13,999	13,893
Total operating lease liabilities	$15,383	$14,794